UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	March 31, 2024

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

* A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Intermediate-Term Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Intermediate-Term Municipals Fund for the twelve-month reporting period ended March 31, 2024. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

Special shareholder notice

Effective March 1, 2024, Michael C. Buchanan and Ryan K. Brist joined the Fund’s portfolio management team and S. Kenneth Leech no longer serves as a member of the Fund’s portfolio management team. For more information, please see the Fund’s prospectus supplement dated March 1, 2024.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

Western Asset Intermediate-Term Municipals Fund	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with prudent investing.

Under normal circumstances, the Fund invests at least 80% of its assets in “municipal securities.” Municipal securities include debt obligations issued by any of the fifty states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. The interest on municipal securities is exempt from regular federal income tax but may be subject to the federal alternative minimum tax (“AMT”). These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions. Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that we believe will benefit from anticipated changes in market conditions.

Although the Fund may invest in securities of any maturity, the Fund normally expects to maintain an average effective portfolio maturity of between three and ten years. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds, commonly referred to as “high yield” or “junk” bonds.

The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives, including options, futures contracts and inverse floating rate instruments issued in tender option bond transactions, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique — to the extent consistent with its 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadvisor, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	1

Fund overview (cont’d)

economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The U.S. fixed income market experienced periods of elevated volatility but posted a positive return during the twelve-month reporting period ended March 31, 2024. The market was impacted by several factors, including initial fears of an economic recession, persistent inflation, and shifting expectations for Federal Reserve Board (the “Fed”) monetary policy. The market ended the year on a positive note, as the Fed indicated it would likely pivot from raising rates to cutting rates in 2024. However, thus far the Fed has indicated it would take a measured approach, which has pushed back expectations in terms of the timing for rate cuts. Meanwhile, there are signs that the cen tral bank may orchestrate a “soft landing” for the economy.

Both short- and longer-term U.S. Treasury yields rose during the reporting period. The yield for the two-year Treasury note began the reporting period at 4.06% and ended the period at 4.59%. The low of 3.75% was on May 4, 2023, and the peak of 5.19% occurred on October 17 and 18, 2023. The yield for the ten-year Treasury note began the reporting period at 3.48% and ended the period at 4.20%. The low of 3.30% was on April 5 and 6, 2023, and the peak of 4.98% occurred on October 19, 2023.

The municipal bond market generated a positive return and outperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Municipal Bond Indexi and the Bloomberg U.S. Aggregate Indexii returned 3.13% and 1.70%, respectively. Both the taxable and tax-free markets were impacted by rising interest rates.

Q. How did we respond to these changing market conditions?

A. There were several adjustments to the Fund during the reporting period, including increasing its duration. From a sector perspective, we increased the Fund’s allocations to industrial revenue and state general obligation bonds and reduced its exposures to pre-refunded and education bonds.

Performance review

For the twelve months ended March 31, 2024, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 3.52%. The Fund’s unmanaged benchmark, the Bloomberg Municipal 1-15 Year Bond Indexiii, returned 2.62% for the same period.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Performance Snapshot as of March 31, 2024 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Intermediate-Term Municipals Fund:
Class A	6.43%	3.52%
Class C	6.11%	2.90%
Class I	6.70%	3.68%
Class IS	6.55%	3.74%
Bloomberg Municipal 1-15 Year Bond Index	6.07%	2.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended March 31, 2024 for Class A, Class C, Class I and Class IS shares were 3.07%, 2.57%, 3.28% and 3.37%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class I shares would have been 3.06% and 3.26%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.59%, 1.19%, 0.47% and 0.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	3

Fund overview (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its sector positioning. In particular, security selection within most sectors was additive to returns, particularly transportation and special tax. An overweight to the industrial revenue sector was also beneficial. From a credit quality perspective, an overweight to lower investment-grade securities contributed to returns.

Q. What were the leading detractors from performance?

A. The largest detractor from relative performance was security selection within certain areas. In particular, security selection within the power sector was a headwind for returns. Additionally, an overweight to the health care sector detracted from results.

Thank you for your investment in the Western Asset Intermediate-Term Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

April 13, 2024

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may enter into tender option bond (“TOB”) transactions, which expose the Fund to leverage and credit risk, and generally involve greater risk than direct investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive in connection with a TOB

4	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

transaction (“inverse floaters”) vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. In addition, the Fund will be subject to leverage risk to the extent that the Fund uses the proceeds that it receives from a TOB transaction to invest in other securities. The Fund’s investment in a TOB will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for such inverse floaters can be volatile and can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of March 31, 2024 were: transportation (23.0%), industrial revenue (15.8%), special tax obligation (10.7%), leasing (9.7%) and water & sewer (7.1%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii	The Bloomberg Municipal 1–15 Year Bond Index is a market value weighted index of investment grade (Baa3/BBB-or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2024 and March 31, 2023 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

6	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.43%	$1,000.00	$1,064.30	0.64%	$3.30	Class A	5.00%	$1,000.00	$1,021.80	0.64%	$3.23
Class C	6.11	1,000.00	1,061.10	1.25	6.44	Class C	5.00	1,000.00	1,018.75	1.25	6.31
Class I	6.70	1,000.00	1,067.00	0.50	2.58	Class I	5.00	1,000.00	1,022.50	0.50	2.53
Class IS	6.55	1,000.00	1,065.50	0.44	2.27	Class IS	5.00	1,000.00	1,022.80	0.44	2.23

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended March 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

8	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/24	3.52%	2.90%	3.68%	3.74%
Five Years Ended 3/31/24	1.63	1.03	1.79	1.82
Ten Years Ended 3/31/24	2.18	1.59	2.34	N/A
Inception* through 3/31/24	—	—	—	2.27

With sales charges[2]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/24	1.18%	2.90%	3.68%	3.74%
Five Years Ended 3/31/24	1.16	1.03	1.79	1.82
Ten Years Ended 3/31/24	1.95	1.59	2.34	N/A
Inception* through 3/31/24	—	—	—	2.27

Cumulative total returns
Without sales charges[1]
Class A (3/31/14 through 3/31/24)	24.11%
Class C (3/31/14 through 3/31/24)	17.08
Class I (3/31/14 through 3/31/24)	26.05
Class IS (Inception date of 9/18/18 through 3/31/24)	13.25

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.25%.

*	Inception dates for Class A, C, I and IS shares are November 28, 1988, December 19, 2001, September 28, 2007 and September 18, 2018, respectively.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of Western Asset Intermediate-Term Municipals Fund vs. Bloomberg 1-15 Year Municipal Bond Index† — March 2014 - March 2024

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Intermediate-Term Municipals Fund on March 31, 2014, assuming the deduction of the maximum initial sales charge of 2.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2024. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg 1-15 Year Municipal Bond Index. The Bloomberg 1-15 Year Municipal Bond Index (the “Index”) is a market value weighted index of investment grade (Baa3/BBB or higher), fixed-rate municipal bonds with maturities of one to fifteen years. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Schedule of investments

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.8%
Alabama — 2.7%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$10,067,259
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,136,679	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,878,793	(a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,088,063	(a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,467,139
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,549,146
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,372,408
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,869,489
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,815,281
Project No 2, Series A	4.000%	6/1/24	17,625,000	17,621,075	(a)(b)
Total Alabama				67,865,332
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	803,641
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,019,636
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	761,064
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,123,800
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,054,505
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,770,680
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,364,379
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,941,402
Total Alaska				9,839,107

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	11

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	$700,000	$720,596
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	879,723
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,008,545
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,519,320
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	1,100,000	1,216,241
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,401,456
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	8,900,000	8,909,740	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,699,707	(a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,051,456	(a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,922,131	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	2,400,000	2,427,023	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,010,588
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,917,714	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,506,867	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,309,180	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,606,951
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,913,829
Total Arizona				57,021,067
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,453,954	(c)
California — 5.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,074,667
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,293,238

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Anaheim, CA, Public Financing Authority, Lease Revenue:
Series A, Refunding	5.000%	5/1/28	$1,100,000	$1,101,108	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,256,264	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,701,712	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,851,863	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.740%	4/1/24	2,975,000	2,975,000	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,260,906	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,775,431	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,181,374	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,381,669
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,170,867
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,561,062	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,462,795	(c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	3,000,000	3,008,312	(a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	496,450	(c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	6,370,000	6,395,745	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,562,206	(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,240,000	2,296,476
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G, Refunding	5.000%	5/15/27	3,390,000	3,560,200	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	13

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	$4,175,000	$4,384,612	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,451,478	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,775,000	1,909,226	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,029,221	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,027,377	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,133,274	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,596,771	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,192,587
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,550,000	1,657,372
Series B	6.125%	11/1/29	14,845,000	15,873,347
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,401,556
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,817,549
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	6,937,476
Series A, Refunding	5.000%	10/1/43	3,000,000	3,239,514
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,096,668
San Bernardino, CA, USD Revenue, COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,092,415
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	2,500,000	2,558,858	(c)
Series A, Refunding	5.000%	1/1/34	1,000,000	1,069,975	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,060,819
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,062,393

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/43	$2,000,000	$2,141,396
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	717,738
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,085,511
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,875,366
Total California				145,779,844
Colorado — 2.5%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	502,205
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,638,917
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,470,787
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,241,828
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,972,337	(a)(b)
Denver, CO, City & County Airport System Revenue:
Series A	5.500%	11/15/40	23,750,000	26,813,465	(c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	5,066,968	(c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,535,198	(c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,689,700	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,800,019	(c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	447,760
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	8,000,000	8,495,625
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	764,276

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	15

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	$450,000	$497,848
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	442,476
Total Colorado				62,379,409
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,198,448
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,032,016
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,324,136
Connecticut State, GO:
Series B	4.000%	1/15/41	2,750,000	2,815,014
Series B	4.000%	1/15/42	1,250,000	1,272,397
Series C	4.000%	6/1/35	1,525,000	1,614,770
Series C	4.000%	6/1/37	1,000,000	1,040,231
Series C	4.000%	6/1/38	1,250,000	1,289,493
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,069,580
Total Connecticut				19,656,085
Delaware — 0.3%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	3,000,000	3,139,070
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,433,167
Total Delaware				7,572,237
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	506,235
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	501,595
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,143,464
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,166,413
Total District of Columbia				10,317,707
Florida — 5.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,820,130	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,537,472	(c)

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A	5.000%	10/1/27	$1,750,000	$1,843,538	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,925,344	(c)
Series 2022	5.000%	9/1/33	1,800,000	2,017,927	(c)
Series 2022	5.000%	9/1/35	1,650,000	1,844,666	(c)
Series 2022	5.000%	9/1/36	1,305,000	1,451,700	(c)
Series 2022	5.000%	9/1/38	1,350,000	1,460,150	(c)
Series 2022	5.000%	9/1/39	1,415,000	1,522,507	(c)
Series 2022	5.000%	9/1/40	1,150,000	1,233,595	(c)
Series 2022	5.000%	9/1/41	1,290,000	1,381,330	(c)
Series 2022	5.000%	9/1/42	1,750,000	1,866,333	(c)
Series B	5.000%	9/1/31	10,155,000	10,901,565	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,078,502
Series A, Refunding	5.000%	7/1/28	5,500,000	5,600,507
Series A, Refunding	5.000%	7/1/30	5,000,000	5,076,059
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,320,597
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,052,346
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,271,761
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,925,512	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	10,000,000	10,322,096
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1	5.000%	9/1/27	5,640,000	5,872,011
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,021,519
Series A, Refunding	5.000%	10/1/27	3,000,000	3,038,950
Series A, Refunding	5.000%	10/1/28	1,000,000	1,014,418
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,099,148	(c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,849,640	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,559,435

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	17

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	4.000%	10/1/37	$2,075,000	$2,103,554
Series A, Refunding	4.000%	10/1/39	5,175,000	5,191,999
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,005,184
Series B, Refunding	5.000%	7/1/25	3,730,000	3,740,637
Series B, Refunding	5.000%	7/1/26	1,700,000	1,702,221
Series B, Refunding	5.000%	7/1/27	2,350,000	2,354,819
Series B, Refunding	5.000%	7/1/28	1,000,000	1,002,249
Series B, Refunding	5.000%	7/1/30	2,500,000	2,505,934
Series B, Refunding	5.000%	7/1/31	2,750,000	2,756,118
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,061,838
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	658,936
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,042,907
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,781,170	(c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,463,713	(c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,239,679	(c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,398,532
Orlando Health Obligated Group, Series A	5.000%	10/1/41	1,750,000	1,944,465
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,100,667
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	430,561
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	665,708
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,282,597
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,440,875
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,058,749
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	5,042,789
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	959,557
Total Florida				143,844,216

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 1.4%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$3,500,000	$3,453,575
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,477,038
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,746,144
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	942,663
Series A, Refunding	5.000%	1/1/35	875,000	968,525
Series A, Refunding	5.000%	1/1/36	1,075,000	1,184,962
Series A, Refunding	4.000%	1/1/51	645,000	589,366
Series A, Refunding, AGM	4.000%	1/1/46	1,780,000	1,728,893
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,900,207
Series B	5.000%	6/1/29	9,475,000	9,929,353	(a)(b)
Series B	5.000%	3/1/32	5,000,000	5,370,828	(a)(b)
Series C	5.000%	9/1/30	4,000,000	4,251,271	(a)(b)
Total Georgia				34,542,825
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,091,594
Series F, Refunding	4.000%	1/1/42	2,050,000	1,958,359
Total Guam				3,049,953
Illinois — 14.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,725,155
Series 2018	5.000%	4/1/36	1,270,000	1,325,825
Series 2018	5.000%	4/1/37	1,400,000	1,454,710
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,496,827
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,714,527
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,799,232
Dedicated, Series A	5.000%	12/1/43	18,000,000	18,430,362

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	19

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Dedicated, Series A	5.875%	12/1/47	$3,000,000	$3,317,779
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,287,839
Series A	5.000%	12/1/33	6,475,000	6,877,718
Series A	5.000%	12/1/35	3,450,000	3,644,879
Series A	5.000%	12/1/40	4,515,000	4,653,173
Series A, Refunding	5.000%	12/1/29	2,500,000	2,652,547
Series B, Refunding	5.000%	12/1/36	3,100,000	3,252,835
Series C, Refunding	5.000%	12/1/24	2,500,000	2,513,633
Series C, Refunding	5.000%	12/1/25	1,000,000	1,016,534
Series C, Refunding, AGM	5.000%	12/1/32	1,000,000	1,057,287
Series D	5.000%	12/1/46	1,000,000	1,003,231
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,731,105
Series A	5.000%	1/1/40	7,075,000	7,357,568
Series A	5.000%	1/1/44	2,200,000	2,266,772
Series A, Refunding	5.000%	1/1/25	4,000,000	4,037,038
Series A, Refunding	5.000%	1/1/27	2,250,000	2,344,712
Series A, Refunding	5.625%	1/1/29	1,250,000	1,308,566
Series C, Refunding	5.000%	1/1/25	2,765,000	2,790,603
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,246,121	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,286,481	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,372,246	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,437,832	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,589,182	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,664,858	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,750,623	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,836,389	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,927,199	(e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A, Refunding	5.000%	1/1/42	3,850,000	4,113,584	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,871,239	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	2,051,450	(c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,853,828
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,837,103
Series A, Refunding	5.000%	1/1/33	2,145,000	2,162,364	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,550,707

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series C	5.000%	1/1/30	$6,010,000	$6,058,377	(c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,670,802	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,536,580	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,139,724
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,891,088
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,639,044
Second Lien	5.000%	1/1/31	1,500,000	1,503,729
Second Lien	5.000%	1/1/32	1,000,000	1,002,489
Second Lien	5.000%	1/1/33	1,035,000	1,037,580
Second Lien, Series A, AGM	5.250%	1/1/48	2,500,000	2,717,064
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,147,286
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,801,506
Second Lien Project	5.000%	11/1/31	2,000,000	2,017,524
Second Lien Project	5.000%	11/1/33	1,500,000	1,513,511
Second Lien Project	5.000%	11/1/34	1,000,000	1,008,846
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,118,087
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,683,841
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,227,547
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	427,855
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	458,604
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	418,671
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,172,869

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	21

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	$700,000	$707,304
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,007,790
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,013,282
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,509,367
Illinois State Toll Highway Authority Revenue:
Series A	4.000%	1/1/46	2,895,000	2,811,878
Series C, Refunding	5.000%	1/1/25	5,000,000	5,053,587
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	475,000	507,070
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,258,815
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,305,919
Series A	5.000%	3/1/32	3,925,000	4,380,668
Series A	5.000%	3/1/36	1,000,000	1,100,770
Series A	5.000%	5/1/36	4,665,000	4,908,993
Series A	5.000%	5/1/39	4,800,000	5,002,012
Series A, Refunding	5.000%	10/1/27	12,805,000	13,577,629
Series A, Refunding	5.000%	10/1/30	1,275,000	1,379,011
Series B	5.000%	12/1/33	4,000,000	4,494,318
Series B, Refunding	5.000%	9/1/27	6,015,000	6,367,771
Series B, Refunding	5.000%	10/1/27	3,000,000	3,181,014
Series C	5.000%	12/1/41	18,000,000	19,655,537
Series D	5.000%	11/1/27	9,695,000	10,308,078
Series D, Refunding	5.000%	7/1/34	2,300,000	2,597,575
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	817,761
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	7,233,547
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,522,999
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,613,478

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	$16,400,000	$16,854,305
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,109,505
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	659,013
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	6,500,000	2,529,574
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,839,033
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,372,978
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,873,280
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,251,282
Series C, Refunding	5.000%	3/15/26	1,800,000	1,801,112
Total Illinois				365,410,542
Indiana — 1.3%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,309,680	(a)(b)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,555,277
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,001,385
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	5,993,337
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,192,909
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,900,000	2,955,722	(c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,521,973	(c)
Total Indiana				32,530,283

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	23

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$12,000,000	$12,717,359	(a)(b)
Kansas — 0.0%††
Wyandotte County, KS, Turner USD No 202, GO, Series A, AGM	4.000%	9/1/36	775,000	804,116	(e)
Kentucky — 1.9%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,664,917	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,570,853	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,725,858	(a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,522,332
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,066,648
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,160,998	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,148,806	(a)(b)
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,307,919	(a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	7,933,602	(a)(b)(c)
Total Kentucky				48,101,933
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,794,812	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,488,610
Refunding, AGM	5.000%	12/1/29	2,000,000	2,035,959

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	$5,250,000	$5,216,638	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	6,970,304	(a)(b)
Total Louisiana				23,506,323
Maryland — 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,445,788
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,603,810
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,034,707
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,929,162
Total Maryland				8,013,467
Massachusetts — 1.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,101,147
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,193,686
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,091,033
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,547,197
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,314,037
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,105,420
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,010,296
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,211,370
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,588,851
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	569,501
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,094,713
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,985,648
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	4,880,000	5,279,965	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	25

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Series E	5.000%	7/1/51	$4,000,000	$4,150,323	(c)
Massachusetts State Transportation Fund Revenue, Series A, Refunding	5.000%	6/1/41	5,200,000	5,479,010
Total Massachusetts				38,722,197
Michigan — 2.9%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,001,324
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,350,025
Great Lakes, MI, Water Authority Sewage Disposal System Revenue, Second Lien, Series B	5.000%	7/1/34	1,250,000	1,488,285
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/36	1,100,000	1,298,805
Senior Lien, Series A	5.000%	7/1/37	1,000,000	1,168,610
Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,168,610
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,002,804
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,668,118
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,053,193	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,001,866
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,526,957
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,327,974
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,514,054
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	11,527,583
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,672,056
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	706,304

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	$1,500,000	$1,634,120	(f)
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	972,761	(f)
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,849,919
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,410,354	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,749,350	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,069,629	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,220,595
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,680,429
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,033,035
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,022,390
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,455,512
Total Michigan				71,574,662
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,247,056	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,363,563
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,836,037
Total Mississippi				9,446,656
Missouri — 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,228,702
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,445,547	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,226,117	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	27

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$1,500,000	$1,575,552	(c)
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	750,000	741,342	(a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,375,327
Total Missouri				12,592,587
Nebraska — 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,771,059
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,130,252	(a)(b)
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,951,547
Total Nebraska				12,852,858
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,324,669
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,492,209	(a)(b)(c)
New Jersey — 5.7%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,009,793
Refunding, AGM	5.000%	11/1/27	1,500,000	1,515,759
Refunding, AGM	5.000%	11/1/29	1,500,000	1,516,135
Refunding, AGM	5.000%	11/1/31	1,000,000	1,009,765
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,072,700
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,096,957
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,404,178
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,752,155

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	$2,000,000	$2,134,197	(e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,199,114	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,612,610	(e)
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,066,371	(e)
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,670,707	(e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,017,585
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,914,927
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,285,662
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,227,605
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,762,368
School Facilities Construction, Series WW	5.250%	6/15/29	11,390,000	11,657,458	(e)
School Facilities Construction, Series WW	5.250%	6/15/30	10,685,000	10,935,903	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	5,074,620	(c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,238,251
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,380,522
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,034,538
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,221,727
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/24	1,500,000	1,502,819
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,222,276
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	9,322,278
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,574,032
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,567,953
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,388,407
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,034,535
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,345,209
Transportation Program, Series CC	5.250%	6/15/46	6,500,000	7,141,478
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,595,480
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,274,311
Series A, Refunding	5.000%	1/1/33	10,230,000	10,540,461

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	29

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	$3,250,000	$3,466,906
Series A, Refunding	5.000%	6/1/36	3,000,000	3,184,099
Total New Jersey				140,971,851
New York — 11.9%
Long Island, NY, Power Authority Electric System Revenue:
Series A, Refunding	5.000%	9/1/38	1,400,000	1,559,093
Series B, Refunding	1.500%	9/1/26	5,500,000	5,167,669	(a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,835,449	(a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,754,268
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,295,484
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,999,624
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,286,187
Green Bonds, Series E, Refunding	5.000%	11/15/29	1,000,000	1,103,231
Series A-2	5.000%	5/15/30	5,250,000	5,700,544	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,715,735
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	165,025
New York City, NY, GO:
Series A	5.000%	8/1/43	3,750,000	4,157,714
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	1,750,000	1,775,105	(a)
Subseries B-1	5.250%	10/1/43	3,250,000	3,635,509
Subseries D-1	5.000%	3/1/43	3,500,000	3,755,711
Subseries E-1	5.000%	3/1/37	7,000,000	7,477,422
Subseries F-1	4.000%	3/1/38	1,000,000	1,033,284
Subseries F-1	4.000%	3/1/40	1,500,000	1,521,218
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	535,373
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,193,146

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	$2,500,000	$2,527,833
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,042,978
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries C-1	5.000%	2/1/47	7,000,000	7,543,061
Subordinated, Subseries F-1	5.000%	2/1/45	4,000,000	4,372,412
Subseries A-1	5.000%	5/1/44	2,000,000	2,206,269
Subseries C-1	4.000%	5/1/39	3,500,000	3,566,562
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, AGM	5.000%	10/1/29	20,000	21,875	(e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,169,157
State Supported, Series A	5.000%	3/15/40	6,000,000	6,223,787
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	8,950,000	9,534,105
Series A, Refunding	5.000%	3/15/40	7,500,000	8,083,300
Series A, Unrefunded	5.000%	2/15/43	5,810,000	5,958,389
Series D, Refunding	5.000%	2/15/41	9,435,000	10,201,603
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,004,873	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,619,242
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,155,287
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,672,395
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,926,362	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,723,713	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	31

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	$8,000,000	$9,088,058	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,884,581	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	15,524,599	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,691,974	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/43	1,750,000	1,930,214	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/44	1,500,000	1,650,627	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	10,750,000	11,237,374	(c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,057,920
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,725,372
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	20,885,480	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,001,199	(c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,504,451
Port Authority of New York & New Jersey Revenue:
Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,398,825	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,024,846	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,024,641	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,240,482
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,583,082
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	11,208,794	(g)
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	9,900,000	10,488,309

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	$4,650,000	$5,033,101
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	2,035,376
Total New York				295,439,299
North Carolina — 0.4%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,533,928
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,629,925
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,083,641
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,509,484
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,160,376
Total North Carolina				10,917,354
Ohio — 1.4%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,406,196
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,338,575
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,689,110
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	3,007,153
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,724,514
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,647,992	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,536,707	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,133,071	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,073,299

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	33

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	$925,000	$1,018,010
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	746,552
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	591,445
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,077,796
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,283,804
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	800,937	(c)
Total Ohio				34,075,161
Oregon — 1.0%
Lane & Douglas Counties, OR, School District No 28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,582,516	(e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,084,846	(e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,098,699
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,494,416
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,492,609
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,038,592	(a)(b)
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,793,334
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,561,585	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,051,044	(c)

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	$1,250,000	$1,325,279
Washington Multnomah & Yamhill Counties, OR, School District No 1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	2,500,000	2,638,810
Total Oregon				24,161,730
Pennsylvania — 4.5%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	408,074
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	378,859
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,749,309
Series A, AGM	5.250%	12/1/47	2,175,000	2,382,469
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,451,077
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	265,000	267,468	(h)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	285,000	287,655	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	666,148	(h)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,079,539
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	721,660	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,507,211
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	302,794	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	578,143
Penn State Health	4.000%	11/1/35	2,000,000	2,038,462
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,067,288
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,171,526

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	35

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Penn State Health, Series 2021	5.000%	11/1/40	$1,300,000	$1,376,127
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,818,140
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,634,976
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,051,172
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,334,495
Series A-2	4.000%	5/15/42	1,000,000	989,336
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,607,935	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	4,195,977	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	14,511,835	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,194,425	(c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,113,602
Series B	5.000%	12/1/37	1,750,000	1,935,320
Series B	5.000%	12/1/38	2,000,000	2,199,774
Series B	5.000%	12/1/45	5,060,000	5,434,080
Series B, Refunding	5.000%	12/1/46	2,000,000	2,146,838
Series B, Refunding	5.000%	12/1/47	5,000,000	5,431,844
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,420,898
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,710,584	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,043,504	(c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,301,704
Series B	5.000%	2/1/36	1,500,000	1,637,472
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,325,875
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,478,240

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$1,380,000	$1,430,152
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,296,544
Total Pennsylvania				111,678,531
Puerto Rico — 2.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,307,633	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,173,536	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	24,976	24,730
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	130,246
Restructured, Series A-1	5.375%	7/1/25	171,446	174,921
Restructured, Series A-1	5.625%	7/1/27	169,893	180,820
Restructured, Series A-1	5.625%	7/1/29	167,137	183,095
Restructured, Series A-1	5.750%	7/1/31	162,338	183,204
Restructured, Series A-1	4.000%	7/1/33	153,940	153,696
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,955,159
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,422,598
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,379,408
Restructured, Series A-1	4.000%	7/1/46	167,923	154,634
Subseries CW	0.000%	11/1/43	680,590	394,232	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	728,750	*(i)
Series A	5.000%	7/1/42	3,370,000	893,050	*(i)
Series A	5.050%	7/1/42	950,000	251,750	*(i)
Series DDD, Refunding	—	7/1/21	3,460,000	908,250	*(j)
Series TT	5.000%	7/1/37	4,775,000	1,265,375	*(i)
Series WW	5.500%	7/1/38	840,000	222,600	*(i)
Series XX	5.250%	7/1/40	7,730,000	2,048,450	*(i)
Series ZZ	—	7/1/18	250,000	65,625	*(j)
Series ZZ	5.250%	7/1/25	370,000	98,050	*(i)
Series ZZ, Refunding	—	7/1/18	850,000	223,125	*(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,258,651

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	37

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.550%	7/1/40	$680,000	$686,757
Restructured, Series A-1	4.750%	7/1/53	9,150,000	9,149,362
Restructured, Series A-1	5.000%	7/1/58	8,180,000	8,213,517
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,386,317
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,173,129
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,100,022
Total Puerto Rico				67,490,692
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,533,561
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,029,168
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,594,764
Total Rhode Island				6,157,493
South Carolina — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.458%	3/1/31	3,000,000	3,079,364	(a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,557,439
Refunding	5.000%	12/1/30	2,250,000	2,287,510
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,366,672
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,994,048	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,090,622	(c)
Total South Carolina				19,375,655
Tennessee — 2.0%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	8,200,009
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,321,630
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,557,014

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	$1,500,000	$1,516,744	(c)
Series B	5.000%	7/1/26	1,750,000	1,802,809	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,031,952	(a)(b)
Series A	5.250%	9/1/24	6,885,000	6,911,445
Series A-1, Refunding	5.000%	5/1/28	17,310,000	17,878,668	(a)(b)
Total Tennessee				50,220,271
Texas — 7.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	684,769
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	956,304
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	728,232
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,773,548
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,746,895	(c)
Series 2022	5.000%	11/15/36	3,000,000	3,326,683	(c)
Series 2022	5.000%	11/15/37	2,000,000	2,199,175	(c)
Series B	5.000%	11/15/30	5,640,000	6,106,467	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,608,493
GO	5.000%	2/15/30	2,000,000	2,145,230
GO	5.000%	2/15/31	2,250,000	2,412,326
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,869,071
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,043,039
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,042,060
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	7,709,325	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,368,617	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	39

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	$2,600,000	$2,533,267
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,417,193
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,000,188	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	3,057,249	(a)(b)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,084,919
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,399,247
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,605,892	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,558,829	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,629,293	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,656,417	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,930,390	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,510,746	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,504,468	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,792,653	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,388,396	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,810,529
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,957,238
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,007,242
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,007,060
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,287,258	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,355,000	1,309,620
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,569,752
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,360,969

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	$3,500,000	$3,638,925	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,543,417	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,602,406	(c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,816,336
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	10,600,000	11,003,045
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,644,718
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,428,217
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,163,243	(c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,250,000	1,347,077	(c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,075,210	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,133,694
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,550,700
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,070,650
West Harris County, TX, Regional Water Authority Revenue, Series W	4.000%	12/15/45	2,100,000	2,040,302
Total Texas				187,156,989
Utah — 0.6%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,129,955	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,313,660
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,919,650

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	41

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Series 2019	4.000%	10/15/33	$600,000	$592,568
Series 2019	4.000%	10/15/39	925,000	852,989
Series 2021	4.000%	10/15/32	500,000	495,313
Series 2021	4.000%	10/15/35	400,000	390,284
Series 2021	4.000%	10/15/36	200,000	192,691
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,717,379
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,059,934
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,593,038
Total Utah				14,257,461
Vermont — 0.0% ††
University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,059,628
Virginia — 0.5%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,238,271
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	5.250%	7/1/43	1,000,000	1,115,312
Riverside Health System, Series 2023, AGM	5.250%	7/1/48	1,500,000	1,641,081
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,486,676
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,057,173
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,267,291	(c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,058,069
Total Virginia				11,863,873
Washington — 2.5%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,099,357
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,672,044
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,202,405

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	$3,160,000	$3,375,420	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,244,654	(c)
Series A	5.000%	5/1/36	4,000,000	4,083,680	(c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,316,742	(c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,386,267	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,612,775
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,103,679
Total Washington				62,097,023
Wisconsin — 1.2%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,524,546
Series A, Refunding	5.000%	11/1/32	2,000,000	2,011,591
Series A, Refunding	5.000%	11/1/33	2,000,000	2,011,591
Series A, Refunding	5.000%	11/1/34	2,000,000	2,011,590
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,469,617	(d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,400,841
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,686,857
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,325,556
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,083,278
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,618,020
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,680,329
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,127,692
Total Wisconsin				28,951,508
Total Municipal Bonds (Cost — $2,282,749,518)				2,276,286,116
Municipal Bonds Deposited in Tender Option Bond Trusts (k) — 3.2%
New York — 3.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	26,353,502

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	43

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	$25,170,000	$24,785,407
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	29,934,361
Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $78,070,934)				81,073,270
Total Investments before Short-Term Investments (Cost — $2,360,820,452)				2,357,359,386
Short-Term Investments — 7.8%
Municipal Bonds — 7.8%
California — 0.1%
California State MFA Revenue, Chevron USA Inc. Project, Series A	4.520%	11/1/35	400,000	400,000	(l)(m)
University of California Revenue, Series AL-3, Refunding	4.450%	5/15/48	1,400,000	1,400,000	(l)(m)
Total California				1,800,000
Delaware — 0.0%††
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	4.500%	11/1/35	100,000	100,000	(l)(m)
Series C, Refunding, SPA - TD Bank N.A.	4.500%	11/1/37	450,000	450,000	(l)(m)
Total Delaware				550,000
Florida — 0.2%
Florida State Gulf Coast University Finance Corp., Capital Improvement Revenue, Parking Project, Series A, LOC - TD Bank N.A.	3.650%	2/1/39	1,200,000	1,200,000	(l)(m)
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	3.650%	5/1/33	1,650,000	1,650,000	(l)(m)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Sunbelt Obligated Group, Series I, Refunding	3.650%	11/15/32	1,300,000	1,300,000	(l)(m)
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	3.650%	11/1/38	350,000	350,000	(l)(m)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	3.650%	10/1/26	200,000	200,000	(l)(m)
Total Florida				4,700,000

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 1.0%
Illinois State Finance Authority Revenue:
NorthShore-Edward-Elmhurst Health Credit Group, Series C, Refunding, SPA - JPMorgan Chase & Co.	4.500%	8/15/57	$3,700,000	$3,700,000	(l)(m)
NorthShore-Edward-Elmhurst Health Credit Group, Series F, Refunding, SPA - JPMorgan Chase & Co.	4.600%	8/15/57	19,350,000	19,350,000	(l)(m)
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	4.450%	8/1/44	2,975,000	2,975,000	(l)(m)
Total Illinois				26,025,000
Maryland — 0.1%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	4.500%	7/1/41	3,700,000	3,700,000	(l)(m)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue:
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	4.500%	10/1/42	300,000	300,000	(l)(m)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	3.640%	7/1/46	200,000	200,000	(l)(m)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series J-2, LOC - TD Bank N.A.	4.500%	7/1/44	100,000	100,000	(l)(m)
Total Massachusetts				600,000
Minnesota — 0.4%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	4.520%	11/15/48	10,000,000	10,000,000	(l)(m)
Mississippi — 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	4.350%	11/1/35	200,000	200,000	(l)(m)
Chevron USA Inc. Project, Series B	4.620%	12/1/30	1,000,000	1,000,000	(l)(m)
Chevron USA Inc. Project, Series B	4.620%	12/1/30	4,300,000	4,300,000	(l)(m)
Chevron USA Inc. Project, Series E	4.620%	12/1/30	900,000	900,000	(l)(m)
Total Mississippi				6,400,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	45

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — 0.3%
Missouri State HEFA Revenue:
BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.650%	5/15/38	$500,000	$500,000	(l)(m)
Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	4.470%	10/1/35	6,200,000	6,200,000	(l)(m)
Total Missouri				6,700,000
New Jersey — 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	3.600%	7/1/43	500,000	500,000	(l)(m)
New York — 1.3%
New York City, NY, GO:
Subseries A-3, SPA - Bank of Montreal	4.500%	9/1/49	3,350,000	3,350,000	(l)(m)
Subseries D-4, LOC - TD Bank N.A.	4.500%	8/1/40	200,000	200,000	(l)(m)
Subseries E-5, LOC - TD Bank N.A.	4.500%	3/1/48	300,000	300,000	(l)(m)
Subseries F-6, SPA - JPMorgan Chase & Co.	4.550%	6/1/44	2,840,000	2,840,000	(l)(m)
Subseries G-6, LOC - Mizuho Bank Ltd.	4.550%	4/1/42	5,900,000	5,900,000	(l)(m)
Subseries I-4, Refunding, LOC - TD Bank N.A.	4.500%	4/1/36	5,890,000	5,890,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	4.570%	6/15/33	450,000	450,000	(l)(m)
Second General Resolution Fiscal 2011, Series DD-1, Refunding, SPA - TD Bank N.A.	4.500%	6/15/43	400,000	400,000	(l)(m)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	4.550%	6/15/50	2,150,000	2,150,000	(l)(m)
Second General Resolution Fiscal 2014, Series AA-6, Refunding, SPA - Mizuho Bank Ltd.	4.450%	6/15/48	2,110,000	2,110,000	(l)(m)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	4.630%	6/15/48	200,000	200,000	(l)(m)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	4.550%	8/1/45	8,950,000	8,950,000	(l)(m)

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State HFA Revenue:
350 West 43rd Street, Series A, LOC - Landesbank Hessen-Thueringen	4.450%	11/1/34	$150,000	$150,000	(c)(l)(m)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	3.730%	5/1/35	165,000	165,000	(l)(m)
Total New York				33,055,000
Ohio — 1.2%
Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	4.400%	11/1/42	29,860,000	29,860,000	(l)(m)
Oregon — 0.2%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	4.500%	8/1/34	2,200,000	2,200,000	(l)(m)
Oregon State Housing & Community Services Department Mortgage Revenue, Series C, SPA - Sumitomo Mitsui Banking	3.660%	7/1/45	2,255,000	2,255,000	(c)(l)(m)
Total Oregon				4,455,000
Pennsylvania — 0.2%
Pennsylvania State Turnpike Commission Revenue:
Second Series 2019, Refunding, LOC - TD Bank N.A.	3.700%	12/1/38	2,200,000	2,200,000	(l)(m)
Series 2020, Refunding, LOC - TD Bank N.A.	3.700%	12/1/39	2,100,000	2,100,000	(l)(m)
Philadelphia, PA, Authority for IDR, Series B-2, Refunding, LOC - TD Bank N.A.	3.650%	10/1/30	200,000	200,000	(l)(m)
Total Pennsylvania				4,500,000
Texas — 1.4%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project, Series 2012	4.400%	11/1/41	7,600,000	7,600,000	(l)(m)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	4.400%	12/1/59	24,370,000	24,370,000	(l)(m)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	4.400%	12/1/41	1,100,000	1,100,000	(l)(m)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	4.570%	11/1/29	670,000	670,000	(l)(m)
Total Texas				33,740,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	47

Schedule of investments (cont’d)

March 31, 2024

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — 1.1%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series C	4.450%	5/15/36	$19,000,000	$19,000,000	(l)(m)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	4.450%	5/15/58	7,175,000	7,175,000	(l)(m)
Total Utah				26,175,000
Total Short-Term Investments (Cost — $192,760,000)				192,760,000
Total Investments — 102.8% (Cost — $2,553,580,452)				2,550,119,386
TOB Floating Rate Notes — (1.7)%				(42,395,000)
Other Liabilities in Excess of Other Assets — (1.1)%				(27,948,355)
Total Net Assets — 100.0%				$2,479,776,031

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	The coupon payment on this security is currently in default as of March 31, 2024.

(j)	The maturity principal is currently in default as of March 31, 2024.

(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Western Asset Intermediate-Term Municipals Fund

Abbreviation(s) used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds

BAM	—	Build America Mutual — Insured Bonds

CAB	—	Capital Appreciation Bonds

COP	—	Certificates of Participation

CSCE	—	Charter School Credit Enhancement

DFA	—	Development Finance Agency

EDA	—	Economic Development Authority

EDC	—	Economic Development Corporation

EFA	—	Educational Facilities Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

GO	—	General Obligation

GTD	—	Guaranteed

HEFA	—	Health & Educational Facilities Authority

HFA	—	Housing Finance Agency

IDA	—	Industrial Development Authority

IDR	—	Industrial Development Revenue

ISD	—	Independent School District

LIQ	—	Liquidity Facility

LOC	—	Letter of Credit

MFA	—	Municipal Finance Authority

MTA	—	Metropolitan Transportation Authority

NATL	—	National Public Finance Guarantee Corporation — Insured Bonds

PCFA	—	Pollution Control Financing Authority

PCR	—	Pollution Control Revenue

PEA	—	Public Energy Authority

PSF	—	Permanent School Fund

Q-SBLF	—	Qualified School Board Loan Fund

SCAGO	—	South Carolina Association of Government Organizations

SD	—	School District

SIFMA	—	Securities Industry and Financial Markets Association

SOFR	—	Secured Overnight Financing Rate

SPA	—	Standby Bond Purchase Agreement — Insured Bonds

TFA	—	Transitional Finance Authority

USD	—	Unified School District

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	1,517	6/24	$180,496,666	$182,703,688	$2,207,022

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	49

Statement of assets and liabilities

March 31, 2024

Assets:
Investments, at value (Cost — $2,553,580,452)	$2,550,119,386
Cash	394,763
Interest receivable	31,633,334
Receivable for Fund shares sold	2,762,631
Other assets	458
Prepaid expenses	22,439
Total Assets	2,584,933,011

Liabilities:
Payable for Fund shares repurchased	58,395,807
TOB Floating Rate Notes (Note 1)	42,395,000
Payable for securities purchased	2,585,170
Investment management fee payable	753,661
Distributions payable	252,456
Interest and commitment fees payable	235,404
Service and/or distribution fees payable	133,068
Trustees’ fees payable	12,252
Accrued expenses	394,162
Total Liabilities	105,156,980
Total Net Assets	$2,479,776,031

Net Assets:
Par value (Note 7)	$4,087
Paid-in capital in excess of par value	2,623,673,441
Total distributable earnings (loss)	(143,901,497)
Total Net Assets	$2,479,776,031

See Notes to Financial Statements.

50	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Net Assets:
Class A	$790,240,858
Class C	$50,229,349
Class I	$1,134,131,058
Class IS	$505,174,766

Shares Outstanding:
Class A	130,227,856
Class C	8,259,557
Class I	186,969,944
Class IS	83,193,311

Net Asset Value:
Class A (and redemption price)	$6.07
Class C (and redemption price)	$6.08
Class I (and redemption price)	$6.07
Class IS (and redemption price)	$6.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.21

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	51

Statement of operations

For the Year Ended March 31, 2024

Investment Income:
Interest	$90,892,641

Expenses:
Investment management fee (Note 2)	8,785,737
Transfer agent fees (Notes 2 and 5)	1,622,221
Service and/or distribution fees (Notes 2 and 5)	1,614,885
Interest expense (Note 1)	1,415,307
Registration fees	183,410
Fund accounting fees	90,802
Legal fees	71,165
Audit and tax fees	57,950
Trustees’ fees	56,593
Shareholder reports	43,415
Commitment fees (Note 8)	22,301
Insurance	18,283
Custody fees	3,816
Miscellaneous expenses	22,055
Total Expenses	14,007,940
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(467,418)
Net Expenses	13,540,522
Net Investment Income	77,352,119

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(8,926,384)
Futures contracts	75,977
Net Realized Loss	(8,850,407)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	18,166,393
Futures contracts	2,207,022
Change in Net Unrealized Appreciation (Depreciation)	20,373,415
Net Gain on Investments and Futures Contracts	11,523,008
Increase in Net Assets From Operations	$88,875,127

See Notes to Financial Statements.

52	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Statements of changes in net assets

For the Years Ended March 31,	2024	2023

Operations:
Net investment income	$77,352,119	$69,290,862
Net realized loss	(8,850,407)	(43,624,067)
Change in net unrealized appreciation (depreciation)	20,373,415	(31,298,380)
Increase (Decrease) in Net Assets From Operations	88,875,127	(5,631,585)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(76,634,460)	(69,207,129)
Decrease in Net Assets From Distributions to Shareholders	(76,634,460)	(69,207,129)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	749,057,762	1,157,999,186
Reinvestment of distributions	73,912,717	66,247,558
Cost of shares repurchased	(965,242,699)	(1,401,613,372)
Decrease in Net Assets From Fund Share Transactions	(142,272,220)	(177,366,628)
Decrease in Net Assets	(130,031,553)	(252,205,342)

Net Assets:
Beginning of year	2,609,807,584	2,862,012,926
End of year	$2,479,776,031	$2,609,807,584

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	53

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$6.04	$6.19	$6.52	$6.21	$6.35

Income (loss) from operations:
Net investment income	0.18	0.15	0.13	0.16	0.18
Net realized and unrealized gain (loss)	0.03	(0.15)	(0.33)	0.31	(0.14)
Total income (loss) from operations	0.21	0.00 [2]	(0.20)	0.47	0.04

Less distributions from:
Net investment income	(0.18)	(0.15)	(0.13)	(0.16)	(0.18)
Total distributions	(0.18)	(0.15)	(0.13)	(0.16)	(0.18)

Net asset value, end of year	$6.07	$6.04	$6.19	$6.52	$6.21
Total return[3]	3.52%	0.04%	(3.20)%	7.57%	0.54%

Net assets, end of year (millions)	$790	$783	$706	$700	$632

Ratios to average net assets:
Gross expenses	0.64%	0.61%	0.59%	0.59%	0.65%
Net expenses[4]	0.64	0.61	0.59	0.59 [5]	0.65 [5]
Net investment income	2.98	2.52	1.95	2.45	2.78

Portfolio turnover rate	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$6.05	$6.20	$6.53	$6.22	$6.36

Income (loss) from operations:
Net investment income	0.14	0.11	0.09	0.12	0.14
Net realized and unrealized gain (loss)	0.03	(0.15)	(0.33)	0.31	(0.14)
Total income (loss) from operations	0.17	(0.04)	(0.24)	0.43	0.00 [2]

Less distributions from:
Net investment income	(0.14)	(0.11)	(0.09)	(0.12)	(0.14)
Total distributions	(0.14)	(0.11)	(0.09)	(0.12)	(0.14)

Net asset value, end of year	$6.08	$6.05	$6.20	$6.53	$6.22
Total return[3]	2.90%	(0.56)%	(3.76)%	6.93%	(0.04)%

Net assets, end of year (000s)	$50,229	$75,353	$113,642	$166,814	$228,450

Ratios to average net assets:
Gross expenses	1.25%	1.21%	1.18%	1.18%	1.25%
Net expenses[4]	1.25	1.21	1.18	1.18 [5]	1.25 [5]
Net investment income	2.37	1.87	1.37	1.87	2.23

Portfolio turnover rate	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	55

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$6.04	$6.19	$6.52	$6.21	$6.35

Income (loss) from operations:
Net investment income	0.19	0.16	0.14	0.17	0.19
Net realized and unrealized gain (loss)	0.03	(0.15)	(0.33)	0.31	(0.14)
Total income (loss) from operations	0.22	0.01	(0.19)	0.48	0.05

Less distributions from:
Net investment income	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)
Total distributions	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)

Net asset value, end of year	$6.07	$6.04	$6.19	$6.52	$6.21
Total return[2]	3.68%	0.20%	(3.05)%	7.76%	0.70%

Net assets, end of year (millions)	$1,134	$1,151	$1,335	$1,416	$1,251

Ratios to average net assets:
Gross expenses	0.53%	0.49%	0.46%	0.45%	0.52%
Net expenses[3,4]	0.49	0.45	0.43	0.43	0.49
Net investment income	3.13	2.65	2.11	2.61	2.95

Portfolio turnover rate	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class IS Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$6.04	$6.20	$6.52	$6.21	$6.36

Income (loss) from operations:
Net investment income	0.19	0.16	0.14	0.17	0.19
Net realized and unrealized gain (loss)	0.03	(0.16)	(0.32)	0.31	(0.15)
Total income (loss) from operations	0.22	0.00 [2]	(0.18)	0.48	0.04

Less distributions from:
Net investment income	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)
Total distributions	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)

Net asset value, end of year	$6.07	$6.04	$6.20	$6.52	$6.21
Total return[3]	3.74%	0.09%	(2.83)%	7.81%	0.61%

Net assets, end of year (millions)	$505	$601	$707	$386	$245

Ratios to average net assets:
Gross expenses	0.43%	0.40%	0.37%	0.37%	0.43%
Net expenses[4]	0.43	0.40	0.37	0.37 [5]	0.43 [5]
Net investment income	3.19	2.70	2.16	2.66	3.00

Portfolio turnover rate	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	57

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

58	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	59

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,276,286,116	—	$2,276,286,116
Municipal Bonds Deposited in Tender Option Bond Trusts	—	81,073,270	—	81,073,270
Total Long-Term Investments	—	2,357,359,386	—	2,357,359,386
Short-Term Investments†	—	192,760,000	—	192,760,000
Total Investments	—	$2,550,119,386	—	$2,550,119,386
Other Financial Instruments:
Futures Contracts††	$2,207,022	—	—	$2,207,022
Total	$2,207,022	$2,550,119,386	—	$2,552,326,408

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity,

60	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended March 31, 2024, the average daily amount of floating rate notes outstanding was $34,861,393 and weighted average interest rate was 3.99%.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	61

Notes to financial statements (cont’d)

periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of

62	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC (“LMPFA”) prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	63

Notes to financial statements (cont’d)

FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

During the year ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $467,418.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires March 31, 2025	$440,343
Expires March 31, 2026	467,418
Total fee waivers/expense reimbursements subject to recapture	$907,761

For the year ended March 31, 2024, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin

64	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended March 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,400 was earned by Investor Services.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended March 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$39,596
CDSCs	6,847

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2024, such purchase and sale transactions (excluding accrued interest) were $363,265,000 and $239,635,000, respectively.

3. Investments

During the year ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$421,949,190
Sales	535,800,329

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	65

Notes to financial statements (cont’d)

At March 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,509,574,694	$48,183,651	$(50,033,959)	$(1,850,308)
Futures contracts	—	2,207,022	—	2,207,022

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$2,207,022

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$75,977

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,207,022

66	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

During the year ended March 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$27,571,892

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,157,951	$494,254
Class C	456,934	41,015
Class I	—	1,077,895
Class IS	—	9,057
Total	$1,614,885	$1,622,221

For the year ended March 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$467,418
Class IS	—
Total	$467,418

6. Distributions to shareholders by class

	Year Ended March 31, 2024	Year Ended March 31, 2023
Net Investment Income:
Class A	$22,782,174	$18,515,508
Class C	1,425,439	1,680,474
Class I	33,047,725	31,772,650
Class IS	19,379,122	17,238,497
Total	$76,634,460	$69,207,129

7. Shares of beneficial interest

At March 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	67

Notes to financial statements (cont’d)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended March 31, 2024		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	29,221,969	$174,530,077	55,500,942	$331,046,102
Shares issued on reinvestment	3,688,739	22,049,263	3,001,392	17,926,297
Shares repurchased	(32,278,226)	(192,616,292)	(42,976,201)	(256,591,286)
Net increase	632,482	$3,963,048	15,526,133	$92,381,113

Class C
Shares sold	600,125	$3,600,496	1,523,664	$9,124,497
Shares issued on reinvestment	237,413	1,421,177	279,933	1,675,827
Shares repurchased	(5,028,695)	(30,134,366)	(7,669,377)	(46,025,351)
Net decrease	(4,191,157)	$(25,112,693)	(5,865,780)	$(35,225,027)

Class I
Shares sold	60,813,299	$362,588,942	79,945,062	$478,505,512
Shares issued on reinvestment	5,349,084	31,963,564	4,926,769	29,414,511
Shares repurchased	(69,796,229)	(417,353,835)	(109,974,145)	(655,907,341)
Net decrease	(3,633,846)	$(22,801,329)	(25,102,314)	$(147,987,318)

Class IS
Shares sold	34,852,828	$208,338,247	56,660,180	$339,323,075
Shares issued on reinvestment	3,089,771	18,478,713	2,882,698	17,230,923
Shares repurchased	(54,235,891)	(325,138,206)	(74,206,722)	(443,089,394)
Net decrease	(16,293,292)	$(98,321,246)	(14,663,844)	$(86,535,396)

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended March 31, 2024.

68	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2024	2023
Distributions paid from:
Tax-exempt income	$76,632,175	$68,913,302
Ordinary income	2,285	293,827
Total distributions paid	$76,634,460	$69,207,129

As of March 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$3,167,899
Deferred capital losses*	(144,874,944)
Other book/tax temporary differences(a)	(2,551,166)
Unrealized appreciation (depreciation)(b)	356,714
Total distributable earnings (loss) — net	$(143,901,497)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

Western Asset Intermediate-Term Municipals Fund 2024 Annual Report	69

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Intermediate-Term Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate-Term Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

May 16, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

70	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Intermediate-Term Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 280 Park Avenue, 8th Floor, New York, New York 10017.

Information pertaining to the Trustees and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee	50

Other Trusteeships held by Trustee during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1998

Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)

Number of funds in fund complex overseen by Trustee	50

Other Trusteeships held by Trustee during the past five years	None

Western Asset Intermediate-Term Municipals Fund	71

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee	50

Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson

Year of birth	1959

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2004

Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[3]

Number of funds in fund complex overseen by Trustee	50

Other Trusteeships held by Trustee during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); and Republic Services, Inc. (since 2009)

Avedick B. Poladian

Year of birth	1951

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)

Number of funds in fund complex overseen by Trustee	50

Other Trusteeships held by Trustee during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

William E.B. Siart
Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

72	Western Asset Intermediate-Term Municipals Fund 2024 Annual Report

Independent Trustees† (cont’d)

Jaynie Miller Studenmund
Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[4] (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)
Interested Trustee

Ronald L. Olson[5]

Year of birth	1941

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2005

Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)

Number of funds in fund complex overseen by Trustee	50

Other Trusteeships held by Trustee during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

Western Asset Intermediate-Term Municipals Fund	73

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer

Jane Trust, CFA[6]

Year of birth	1962

Position(s) with Fund	Trustee, President and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2015

Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 121 funds associated with FTFA or its affiliates (since 2015); President and Chief Executive Officer of FTFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of FTFA (2015)

Number of funds in fund complex overseen by Trustee	Trustee of Franklin Templeton funds consisting of 121 portfolios; Trustee of Putnam Family of Funds consisting of 105 portfolios

Other Trusteeships held by Trustee during the past five years	None

Additional Officers
Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951

Position(s) with Fund	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of FTFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr
Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949

Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]	Since 2013

Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

74	Western Asset Intermediate-Term Municipals Fund

Additional Officers (cont’d)

Marc A. De Oliveira
Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971

Position(s) with Fund	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2020

Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia
Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974

Position(s) with Fund	Treasurer and Principal Financial Officer

Term of office[1] and length of time served[2]	Since 2019

Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Western Asset Intermediate-Term Municipals Fund	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of FTFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); and Senior Vice President of LMFAM (2013 to 2015)

FTFA,	referenced above, was formerly known as LMPFA prior to November 30, 2023.

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Franklin Templeton fund complex or the officer took such office.

[3]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the non-Microsoft investments of Mr. Gates and all of the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[4]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from FTFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[5]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[6]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.

76	Western Asset Intermediate-Term Municipals Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2024:

	Pursuant to:		Amount Reported
Exempt-Interest Dividends Distributed	§	852(b)(5)(A)	$76,632,175
Qualified Net Interest Income (QII)	§	871(k)(1)(C)	$297
Section 163(j) Interest Earned	§	163(j)	$43,059

Western Asset Intermediate-Term Municipals Fund	77

Western Asset

Intermediate-Term Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

* Formerly known as Legg Mason Partners Fund Advisor, LLC.

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*	For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2305 5/24 SR24-4872

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2023 and March 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,514 in March 31, 2023 and $147,514 in March 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2023 and $0 in March 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in March 31, 2023 and $39,000 in March 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in March 31, 2023 and $0 in March 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $350,359 in March 31, 2023 and $342,635 in March 31, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2024